Segmental analysis - Schedule of depreciation, amortisation and impairment by operating segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	£ (1,102)	£ (1,058)
Property, plant and equipment
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(950)	(936)
Non-current intangible assets
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(152)	(122)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(278)	(267)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(133)	(122)
Operating segments | New England
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(236)	(221)
Operating segments | New York
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(376)	(351)
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(76)	(92)
Operating segments | Other
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	£ (3)	£ (5)